Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2025, through the date the consolidated financial statements were available to issue, and concluded that no other subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.